SCHEDULE OF OTHER EXPENSES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Share issue costs		$ 595,921		$ 1,194,450
Write off of accounts (payable) receivable	47,140		71,614	(48,833)
Other	(3,796)	(8,329)	(3,820)	(5,729)
Total other expenses	$ 43,344	$ 587,592	$ 67,794	$ 1,139,888